Consolidated Statements of Changes in Shareholders' Equity	Issued capital [member] AUD ($) shares	Issued capital [member] USD ($) shares	Other reserves [member] AUD ($)	Other reserves [member] USD ($)	Retained earnings [member] AUD ($)	Retained earnings [member] USD ($)	AUD ($) shares	USD ($) shares
Balance (in shares) at Jun. 30, 2023 | shares	2,439,897,618	2,439,897,618					2,439,897,618	2,439,897,618
Balance at Jun. 30, 2023	$ 213,971,323		$ 3,972,475		$ (195,130,889)		$ 22,812,909
Statement Line Items [Line Items]
Issuance of shares (in shares) | shares	2,798,120,281	2,798,120,281
Share issue related cost	$ 10,050,000		0		0		10,050,000
Non-cash issuance of options to directors and employees	0		881,950		0		881,950
Contributions of equity/Shares to be issued	$ 0		45,000		0		45,000
Exercise of options (in shares) | shares	7,097,419	7,097,419
Issuance of shares in connection with exercise of options, net of costs	$ 49,682		0		0		49,682
hare issue related cost	(918,020)		0		0		(918,020)
Expired options	0		0		0		0
Forfeited options reversed to profit or loss	$ 0		(93,222)		93,222		0
Increase (decrease) through transactions with owners, shares | shares	2,805,217,700	2,805,217,700
Increase (decrease) through transactions with owners, equity	$ 9,181,662		833,728		93,222		10,108,612
Profit (loss)	0		0		(19,123,464)		(19,123,464)
Total comprehensive loss for the year	$ 0		0		(19,123,464)		(19,123,464)
Other comprehensive loss							$ 0
Balance (in shares) at Jun. 30, 2024 | shares	5,245,115,318	5,245,115,318					5,245,115,318	5,245,115,318
Balance at Jun. 30, 2024	$ 223,152,985		4,806,203		(214,161,131)		$ 13,798,057
Statement Line Items [Line Items]
Issuance of shares (in shares) | shares	3,875,826,636	3,875,826,636
Share issue related cost	$ 42,547,105		0		0		42,547,105
Non-cash issuance of options to directors and employees	0		979,920		0		979,920
Contributions of equity/Shares to be issued	$ 0		0		0		0
Exercise of options (in shares) | shares	6,428,732	6,428,732
Issuance of shares in connection with exercise of options, net of costs	$ 23,540		(23,540)		0		0
hare issue related cost	(2,774,168)		0		0		(2,774,168)
Expired options	0		(326,544)		326,544		0
Forfeited options reversed to profit or loss	$ 0		(93,735)		93,735		0
Increase (decrease) through transactions with owners, shares | shares	3,882,255,368	3,882,255,368
Increase (decrease) through transactions with owners, equity	$ 39,796,477		536,101		420,279		40,752,857
Profit (loss)	0		0		(12,147,828)		(12,147,828)
Total comprehensive loss for the year	$ 0		0		(12,147,828)		(12,147,828)
Other comprehensive loss							$ 0
Balance (in shares) at Jun. 30, 2025 | shares	9,127,370,686	9,127,370,686					9,127,370,686	9,127,370,686
Balance at Jun. 30, 2025	$ 262,949,462		5,342,304		(225,888,680)		$ 42,403,086
Statement Line Items [Line Items]
Issuance of shares (in shares) | shares	1,666,666,663	1,666,666,663
Share issue related cost	$ 20,000,000		0		0		20,000,000
Non-cash issuance of options to directors and employees	0		4,493,021		0		4,493,021
Contributions of equity/Shares to be issued	$ 0		3,006		0		3,006
Exercise of options (in shares) | shares	81,378,980	81,378,980
Issuance of shares in connection with exercise of options, net of costs	$ 672,158		(296,269)		0		375,889
hare issue related cost	(1,108,250)		0		0		(1,108,250)
Expired options	0		(3,705,344)		3,705,344		0
Forfeited options reversed to profit or loss	$ 0		0		0		0
Increase (decrease) through transactions with owners, shares | shares	217,508,862	217,508,862
Increase (decrease) through transactions with owners, equity	$ 19,563,908		494,414		3,705,344		23,763,666
Profit (loss)	0		0		(23,400,949)		(23,400,949)	$ (23,441,790)
Total comprehensive loss for the year	$ 0		(40,841)		(23,400,949)		(23,441,790)
Consolidation of issued capital (in shares) | shares	(10,657,907,467)	(10,657,907,467)
Consolidation of issued capital	$ 0		0		0		0
Other comprehensive loss		$ 0		$ (40,841)		$ 0	$ (40,841)	$ (40,841)
Balance (in shares) at Jun. 30, 2026 | shares	217,508,862	217,508,862					217,508,862	217,508,862
Balance at Jun. 30, 2026	$ 282,513,370		$ 5,795,877		$ (245,584,285)		$ 42,724,962